UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ivory Investment Management, L.P.
           --------------------------------------------------
Address:   11755 Wilshire Blvd., Suite 1350
           --------------------------------------------------
           Los Angeles, CA  90025
           --------------------------------------------------

Form 13F File Number:  028-06191
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher T. Winkler
           --------------------------------------------------
Title:     Chief Operating Officer
           --------------------------------------------------
Phone:     310-899-7300
           --------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Christopher T. Winkler           Los Angeles, CA          8/14/06
   --------------------------   ------------------------------  ----------
            [Signature]                  [City, State]            [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             60
                                               -------------

Form 13F Information Table Value Total:          $1,734,821
                                               -------------
                                               (in thousands)


List of Other Included Managers:

No. 13F File Number Name

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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                                                      Form 13F INFORMATION TABLE

              COLUMN 1           COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
---------------------------- ---------------- ----------- -------- ----------------- ---------- -------- -------------------------
                                                           VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER           TITLE OF CLASS     CUSIP     (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
---------------------------- ---------------- ----------- -------- -------- --- ---- ---------- -------- -------- -------- -------
OMNICARE INC                 COM             681904108  89,102   1,879,000  SH       Sole       0        1,879,000    0
MICROSOFT CORP               COM             594918104  82,412   3,537,000  SH       Sole       0        3,537,000    0
HILLENBRAND INDS INC         COM             431573104  66,979   1,381,000  SH       Sole       0        1,381,000    0
NTL INC DEL                  COM             62941W101  56,125   2,254,000  SH       Sole       0        2,254,000    0
NUTRI SYS INC                COM             67069D108  54,799     882,000  SH       Sole       0          882,000    0
YAHOO INC                    COM             984332106  54,714   1,658,000  SH       Sole       0        1,658,000    0
GENERAL ELECTRIC CO          COM             369604103  54,648   1,658,000  SH       Sole       0        1,658,000    0
HOSPIRA INC                  COM             441060100  54,019   1,258,000  SH       Sole       0        1,258,000    0
SEAGATE TTECHNOLOGY          SHS             G7945J104  53,702   2,372,000  SH       Sole       0        2,372,000    0
ORACLE CORP                  COM             68389X105  52,193   3,602,000  SH       Sole       0        3,602,000    0
TEREX CORP NEW               COM             880779103  49,705     503,600  SH       Sole       0          503,600    0
CERADYNE INC                 COM             156710105  49,490   1,000,000  SH       Sole       0        1,000,000    0
KOMAG INC                    COM NEW         500453204  46,180   1,000,000  SH       Sole       0        1,000,000    0
E TRADE FINANCIAL CORP       COM             269246104  46,074   2,019,000  SH       Sole       0        2,019,000    0
ANNALY MTG MGMT INC          COM             035710409  45,873   3,581,000  SH       Sole       0        3,581,000    0
NOKIA CORP                   SPONSORED ADR   654902204  44,795   2,211,000  SH       Sole       0        2,211,000    0
CISCO SYS INC                COM             17275R102  43,181   2,211,000  SH       Sole       0        2,211,000    0
FREESCALE SEMICONDUCTOR INC  CL B            35687M206  42,248   1,437,000  SH       Sole       0        1,437,000    0
COMCAST CORP NEW             CL A            20030N200  40,713   1,242,000  SH       Sole       0        1,242,000    0
FURNITURE BRANDS INT INC     COM             360921100  40,159   1,927,000  SH       Sole       0        1,927,000    0
CHICOS FAS INC               COM             168615102  38,177   1,415,000  SH       Sole       0        1,415,000    0
APPLE COMPUTER INC           COM             037833100  37,970     663,000  SH       Sole       0          663,000    0
NRG ENERGY INC               COM NEW         629377508  37,291     774,000  SH       Sole       0          774,000    0
LAMAR ADVERTISING CO         CL A            512815101  35,117     652,000  SH       Sole       0          652,000    0
GARMIN LTD                   ORD             G37260109  34,795     330,000  SH       Sole       0          330,000    0
TAKE-TWO INTERACTIVE SOFTWAR COM             874054109  33,542   3,100,000  SH       Sole       0        3,100,000    0
ARCHER DANIELS MIDLAND CO    COM             039483102  28,483     690,000  SH       Sole       0          690,000    0
OPENWAVE SYS INC             COM NEW         683718308  27,825   2,411,200  SH       Sole       0        2,411,200    0
LCA-VISION INC               COM PAR $.001   501803308  26,455     500,000  SH       Sole       0          500,000    0
SPRINT NEXTEL CORP           COM FON         852061100  23,728   1,187,000  SH       Sole       0        1,187,000    0
CENTEX CORP                  COM             152312104  21,981     437,000  SH       Sole       0          437,000    0
PULTE HOMES INC              COM             745867101  20,844     724,000  SH       Sole       0          724,000    0
WCI CMNTYS INC               COM             92923C104  20,482   1,017,000  SH       Sole       0        1,017,000    0
D R HORTON INC               COM             23331A109  20,414     857,000  SH       Sole       0          857,000    0
M D C HLDGS INC              COM             552676108  20,097     387,000  SH       Sole       0          387,000    0
LIGAND PHARMACEUTICALS INC   CL B            53220K207  19,621   2,322,000  SH       Sole       0        2,322,000    0
3M CO                        COM             88579Y101  18,577     230,000  SH       Sole       0          230,000    0
CORNING INC                  COM             219350105  18,022     745,000  SH       Sole       0          745,000    0
CENTURYTEL INC               COM             156700106  17,312     466,000  SH       Sole       0          466,000    0
ZALE CORP NEW                COM             988858106  15,020     623,500  SH       Sole       0          623,500    0
TRACTOR SUPPLY CO            COM             892356106  14,978     271,000  SH       Sole       0          271,000    0
TITAN INTL INC ILL           COM             88830M102  13,116     701,000  SH       Sole       0          701,000    0
TEVA PHARMACEUTICAL INDS LTD ADR             881624209  11,372     360,000  SH       Sole       0          360,000    0
COACH INC                    COM             189754104   9,419     315,000  SH       Sole       0          315,000    0
UNISOURCE ENERGY CORP        COM             909205106   9,345     300,000  SH       Sole       0          300,000    0
STAGE STORES INC             COM NEW         85254C305   9,306     282,000  SH       Sole       0          282,000    0
WAL MART STORES INC          COM             931142103   9,152     190,000  SH       Sole       0          190,000    0
SCIENTIFIC GAMES CORP        CL A            80874P109   8,905     250,000  SH       Sole       0          250,000    0
ADVANCED MAGNETICS INC       COM             00753P103   8,824     292,000  SH       Sole       0          292,000    0
BED BATH & BEYOND INC        COM             075896100   8,492     256,000  SH       Sole       0          256,000    0
BOSTON SCIENTIFIC CORP       COM             101137107   8,420     500,000  SH       Sole       0          500,000    0
RADISYS CORP                 COM             750459109   8,147     371,000  SH       Sole       0          371,000    0
COGENT COMM GROUP INC        COM NEW         19239V302   7,702     822,000  SH       Sole       0          822,000    0
PETSMART INC                 COM             716768106   7,680     300,000  SH       Sole       0          300,000    0
CHAMPION ENTERPRISES INC     COM             158496109   4,096     371,000  SH       Sole       0          371,000    0
MERCER INTL INC              NOTE 8.500%     588056AG6   3,497   2,826,000  SH       Sole       0        2,826,000    0
                             10/1
IROBOT CORP                  CDM             462726100   3,284     132,000  SH       Sole       0          132,000    0
WRIGLEY WM JR CO             COM             982526105   2,948      65,000  SH       Sole       0           65,000    0
SCHOOL SPECIALTY INC         COM             807863105   2,889      90,700  SH       Sole       0           90,700    0
CROCS INC                    COM             227046109     385      15,300  SH       Sole       0           15,300    0


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